Leases, Operating leases as lessee (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Minimum future operating lease payments [Abstract]
Lease payments	$ 996,652	$ 1,136,726
Within the 1st Year [Member]
Minimum future operating lease payments [Abstract]
Lease payments	77,589	112,115
1 to 3 Years [Member]
Minimum future operating lease payments [Abstract]
Lease payments	143,067	137,157
3 to 5 Years [Member]
Minimum future operating lease payments [Abstract]
Lease payments	158,278	154,709
After 5 Years [Member]
Minimum future operating lease payments [Abstract]
Lease payments	$ 617,718	$ 732,745
Buildings [Member]
Operating leases as lessee [Abstract]
Leased assets expire	Apr. 01, 2029
Cranes [Member]
Operating leases as lessee [Abstract]
Leased assets expire	Jul. 01, 2020
Offshore Vessels [member]
Operating leases as lessee [Abstract]
Leased assets expire	Apr. 01, 2018
Docks and Equipment [Member]
Operating leases as lessee [Abstract]
Leased assets expire	Mar. 01, 2018
Lift Truck [Member]
Operating leases as lessee [Abstract]
Leased assets expire	Dec. 01, 2019